Restructuring Charges	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring Charges
NOTE 16 — Restructuring Charges
During the year ended December 31, 2020, in response to
COVID-19
and the associated potential impact on the Company’s business, certain employees were terminated, and the Company recorded $550 of pre-tax
severance expense of which $232 is within sales and marketing expenses, $162 is within product development expenses, and $156 is within general and administrative expenses in our Consolidated Statements of Operations. Accrued severance expense was paid out prior to the end of each quarter during which the Company recorded the associated expense.